Corporate Social Responsibility (CSR) expenditure (Details Textual) ₨ in Thousands	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure Of Service Concession Arrangements Explanatory [Abstract]
Expected expenses to be spent, corporate social responsibility	₨ 9,898
Expenses spent, corporate social responsibility	9,540
Remaining Balance Of Expenses To Be spent On CSR	₨ 358